Convertible Debentures (Details 2) (USD $) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 12, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Convertible Debentures [Roll Forward]
Interest expense recognized					$ 4,505	$ 1,639	$ 2,205	$ 7,264	$ 1,623
Convertible Debentures [Member]
Convertible Debentures [Roll Forward]
Gross balance, beginning balance					18,328	2,493	2,493	19,101	9,856
Less: Discounts, beginning balance					(2,440)	(529)	(529)	(5,625)	(4,442)
Convertible debentures, net, beginning balance					15,888	1,964	1,964	13,476	5,414
Proceeds from convertible debentures, before allocations			0	0	0	14,664	14,664	5,465	8,419
Allocated to detachable warrants			0	0	0	(1,660)	(1,660)	(629)	(1,149)
Allocated to beneficial conversion feature			0	0	0	(140)	(140)	(96)	(186)
Allocated to conversion option liability			0	0	0	(467)	(467)	(153)
PIK interest	778
Issuance of common shares		(12,392)		0	(19,035)	0		(23,457)
Shares issued in debt conversion								1,602
Gross balance, ending balance			0	18,022	0	18,022	18,328	2,493	19,101
Less: Discounts, ending balance			0	(2,538)	0	(2,538)	(2,440)	(529)	(5,625)
Convertible debentures, net, ending balance			0	15,484	0	15,484	15,888	1,964	13,476
Interest expense recognized					3,147	1,123	1,526	6,588	979
Convertible Debentures [Member] | Interest Expense [Member]
Convertible Debentures [Roll Forward]
PIK interest					707	865	1,171	1,384	827
Amortization of debt discount					190	258	355	247	152
Recognition of unamortized debt discount upon conversion				0	2,250	0
2009 Debentures | Interest Expense [Member]
Convertible Debentures [Roll Forward]
Recognition of unamortized debt discount upon conversion								4,615
2010 Debentures
Convertible Debentures [Roll Forward]
Recognition of unamortized debt discount upon conversion to additional paid-in-capital								1,112
2009 and 2010 Debentures
Convertible Debentures [Roll Forward]
Interest expenses for warrants issued for conversion								$ 342